UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Aerospace and defense (6.2%)

General Dynamics Corp.	48,510	$6,165,136

Honeywell International, Inc.	52,420	4,881,350

L-3 Communications Holdings, Inc.	44,610	5,305,021

Northrop Grumman Corp.	76,080	10,024,301

United Technologies Corp.	30,660	3,237,696

		29,613,504
Airlines (0.8%)

American Airlines Group, Inc.	112,490	3,991,145

		3,991,145
Auto components (2.4%)

Dana Holding Corp.	109,160	2,092,597

Delphi Automotive PLC (United Kingdom)	65,410	4,012,249

TRW Automotive Holdings Corp.(NON)	51,009	5,164,661

		11,269,507
Automobiles (1.2%)

Ford Motor Co.	136,120	2,013,215

General Motors Co.	114,800	3,666,712

		5,679,927
Banks (7.5%)

Bank of America Corp.	468,600	7,989,630

Citigroup, Inc.	92,065	4,770,808

JPMorgan Chase & Co.	118,980	7,167,355

Regions Financial Corp.	193,270	1,940,431

U.S. Bancorp	104,640	4,377,091

Wells Fargo & Co.	183,672	9,527,067

		35,772,382
Beverages (1.4%)

Dr. Pepper Snapple Group, Inc.	57,970	3,728,051

PepsiCo, Inc.	33,430	3,111,999

		6,840,050
Capital markets (3.3%)

Charles Schwab Corp. (The)	155,010	4,555,744

Invesco, Ltd.	61,750	2,437,890

State Street Corp.	118,680	8,736,035

		15,729,669
Chemicals (1.7%)

Air Products & Chemicals, Inc.	32,030	4,169,665

Dow Chemical Co. (The)	73,900	3,875,316

		8,044,981
Commercial services and supplies (0.9%)

Tyco International, Ltd.	94,545	4,213,871

		4,213,871
Communications equipment (1.5%)

Cisco Systems, Inc.	143,220	3,604,847

Qualcomm, Inc.	48,510	3,627,093

		7,231,940
Consumer finance (0.8%)

Capital One Financial Corp.	24,340	1,986,631

Discover Financial Services	28,070	1,807,427

		3,794,058
Containers and packaging (1.4%)

MeadWestvaco Corp.	66,310	2,714,731

Packaging Corp. of America	34,220	2,183,920

Sealed Air Corp.	46,040	1,605,875

		6,504,526
Diversified financial services (1.1%)

CME Group, Inc.	67,760	5,417,751

		5,417,751
Diversified telecommunication services (3.0%)

AT&T, Inc.(S)	130,440	4,596,706

CenturyLink, Inc.	60,380	2,468,938

Verizon Communications, Inc.	145,920	7,294,541

		14,360,185
Electric utilities (3.5%)

American Electric Power Co., Inc.	46,280	2,416,279

Edison International	54,050	3,022,476

Exelon Corp.	107,120	3,651,721

NextEra Energy, Inc.	28,380	2,664,314

PPL Corp.	147,898	4,856,970

		16,611,760
Energy equipment and services (0.6%)

National Oilwell Varco, Inc.	39,080	2,973,988

		2,973,988
Food and staples retail (1.2%)

CVS Health Corp.	73,820	5,875,334

		5,875,334
Food products (1.6%)

Kellogg Co.	73,930	4,554,088

Kraft Foods Group, Inc.	54,580	3,078,312

		7,632,400
Health-care equipment and supplies (3.5%)

Baxter International, Inc.	106,370	7,634,175

Covidien PLC	23,922	2,069,492

St. Jude Medical, Inc.	66,930	4,024,501

Zimmer Holdings, Inc.	28,390	2,854,615

		16,582,783
Health-care providers and services (2.6%)

CIGNA Corp.	106,810	9,686,599

UnitedHealth Group, Inc.	33,200	2,863,500

		12,550,099
Hotels, restaurants, and leisure (0.5%)

Hilton Worldwide Holdings, Inc.(NON)	101,647	2,503,566

		2,503,566
Household durables (0.4%)

PulteGroup, Inc.	97,720	1,725,735

		1,725,735
Household products (0.4%)

Energizer Holdings, Inc.	14,580	1,796,402

		1,796,402
Independent power and renewable electricity producers (0.7%)

Abengoa Yield PLC (Spain)(NON)	12,101	430,554

Calpine Corp.(NON)	66,458	1,442,139

NextEra Energy Partners LP(NON)	8,842	306,729

NRG Energy, Inc.	44,560	1,358,189

		3,537,611
Industrial conglomerates (0.9%)

General Electric Co.	170,960	4,379,995

		4,379,995
Insurance (5.6%)

American International Group, Inc.	105,950	5,723,419

Assured Guaranty, Ltd.	141,080	3,126,333

Genworth Financial, Inc. Class A(NON)	249,670	3,270,677

Hartford Financial Services Group, Inc. (The)	85,920	3,200,520

MetLife, Inc.	114,610	6,156,849

PartnerRe, Ltd.	33,410	3,671,425

Willis Group Holdings PLC(S)	33,610	1,391,454

		26,540,677
Internet software and services (0.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	31,155	2,768,122

		2,768,122
IT Services (0.7%)

Computer Sciences Corp.	56,430	3,450,695

		3,450,695
Leisure products (0.6%)

Hasbro, Inc.(S)	51,850	2,851,491

		2,851,491
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.	43,490	2,478,060

		2,478,060
Media (4.4%)

CBS Corp. Class B (non-voting shares)	56,750	3,036,125

Comcast Corp. Special Class A(S)	177,770	9,510,695

Liberty Global PLC Ser. C (United Kingdom)	69,480	2,849,722

Time Warner, Inc.	72,350	5,441,444

		20,837,986
Metals and mining (0.5%)

Freeport-McMoRan, Inc. (Indonesia)	71,070	2,320,436

		2,320,436
Multi-utilities (0.4%)

Ameren Corp.	53,400	2,046,822

		2,046,822
Multiline retail (0.6%)

Macy's, Inc.	47,270	2,750,169

		2,750,169
Oil, gas, and consumable fuels (9.8%)

EOG Resources, Inc.	28,900	2,861,678

Exxon Mobil Corp.	130,620	12,284,811

Marathon Oil Corp.	348,500	13,100,111

Marathon Petroleum Corp.	20,260	1,715,414

Occidental Petroleum Corp.	7,670	737,471

QEP Resources, Inc.	88,440	2,722,183

Royal Dutch Shell PLC ADR (United Kingdom)	123,693	9,416,748

Total SA (France)(S)	14,020	906,084

Total SA ADR (France)	10	645

Valero Energy Corp.	65,420	3,026,983

		46,772,128
Personal products (0.9%)

Coty, Inc. Class A	244,640	4,048,792

		4,048,792
Pharmaceuticals (7.8%)

AstraZeneca PLC ADR (United Kingdom)	73,780	5,270,843

Eli Lilly & Co.	163,050	10,573,793

Johnson & Johnson	97,540	10,396,789

Merck & Co., Inc.	90,580	5,369,582

Pfizer, Inc.	191,009	5,648,136

		37,259,143
Real estate investment trusts (REITs) (2.7%)

American Tower Corp.(R)	22,980	2,151,617

Boston Properties, Inc.(R)	22,364	2,588,857

Equity Lifestyle Properties, Inc.(R)	51,550	2,183,658

Gaming and Leisure Properties, Inc.(R)(S)	62,850	1,942,065

Hatteras Financial Corp.(R)	38,890	698,464

MFA Financial, Inc.(R)	408,921	3,181,405

		12,746,066
Real estate management and development (0.3%)

Altisource Portfolio Solutions SA(NON)(S)	15,730	1,585,584

		1,585,584
Road and rail (0.9%)

Union Pacific Corp.	39,690	4,303,190

		4,303,190
Semiconductors and semiconductor equipment (2.9%)

Fairchild Semiconductor International, Inc.(NON)(S)	124,168	1,928,329

Intel Corp.	91,450	3,184,289

Maxim Integrated Products, Inc.	71,260	2,154,902

NXP Semiconductor NV(NON)	49,590	3,393,444

Texas Instruments, Inc.	65,680	3,132,279

		13,793,243
Software (0.3%)

Symantec Corp.	68,220	1,603,852

		1,603,852
Specialty retail (0.6%)

Gap, Inc. (The)	26,550	1,106,870

Office Depot, Inc.(NON)	343,170	1,763,894

		2,870,764
Technology hardware, storage, and peripherals (3.8%)

Apple, Inc.	59,140	5,958,355

EMC Corp.	166,720	4,878,227

SanDisk Corp.	41,916	4,105,672

Seagate Technology PLC	53,620	3,070,817

		18,013,071
Thrifts and mortgage finance (0.5%)

Radian Group, Inc.(S)	151,542	2,160,989

		2,160,989
Tobacco (2.0%)

Altria Group, Inc.	91,040	4,182,378

Philip Morris International, Inc.	61,870	5,159,958

		9,342,336
Wireless telecommunication services (0.8%)

Vodafone Group PLC ADR (United Kingdom)	107,567	3,537,879

		3,537,879

Total common stocks (cost $336,644,280)		$458,714,664

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
	Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.(NON)	67,083	$3,347,442

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)	4,748	515,158

ArcelorMittal SA Ser. MTUS, $1.50 cv. pfd. (France)	14,171	300,469

McDermott International, Inc. $1.563 cv. pfd.	51,470	1,088,591

Stanley Black & Decker, Inc. $6.25 cv. pfd.	2,382	269,619

Total convertible preferred stocks (cost $5,708,175)		$5,521,279

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$1,768,000	$1,917,175

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	624,000	1,736,280

Total convertible bonds and notes (cost $2,567,302)		$3,653,455

SHORT-TERM INVESTMENTS (6.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	24,711,889	$24,711,889

Putnam Short Term Investment Fund 0.06%(AFF)	7,435,524	7,435,524

Total short-term investments (cost $32,147,413)		$32,147,413

TOTAL INVESTMENTS

Total investments (cost $377,067,170)(b)		$500,036,811

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $476,480,009.
(b)	The aggregate identified cost on a tax basis is $379,130,054, resulting in gross unrealized appreciation and depreciation of $126,813,446 and $5,906,689, respectively, or net unrealized appreciation of $120,906,757.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,207,254	$80,269,562	$81,041,292	$3,103	$7,435,524
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $24,711,889, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $24,035,558.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$50,489,145	$—	$—
Consumer staples	35,535,314	—	—
Energy	48,840,032	906,084	—
Financials	103,747,176	—	—
Health care	68,870,085	—	—
Industrials	46,501,705	—	—
Information technology	46,860,923	—	—
Materials	16,869,943	—	—
Telecommunication services	17,898,064	—	—
Utilities	22,196,193	—	—
Total common stocks	457,808,580	906,084	—
Convertible bonds and notes	—	3,653,455	—
Convertible preferred stocks	3,347,442	2,173,837	—
Short-term investments	7,435,524	24,711,889	—

Totals by level	$468,591,546	$31,445,265	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014